N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE COSEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Premier Solutions Standard (Series A-II)
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Standard (Series A-II) | AmericanFundsCapitalIncomeBuilderClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	American Funds Capital Income Builder® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(7.43%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Premier Solutions Standard (Series A-II) | AmericanFundsNewWorldFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	American Funds New World Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(22.27%)
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	4.28%
Premier Solutions Standard (Series A-II) | EatonVanceWorldwideHealthSciencesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Eaton Vance Worldwide Health Sciences Fund - Class A*
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(9.43%)
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	12.66%
Premier Solutions Standard (Series A-II) | FederatedHermesKaufmannFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Federated Equity Management Company Of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	1.97%
Average Annual Total Returns, 1 Year [Percent]	(30.30%)
Average Annual Total Returns, 5 Years [Percent]	4.81%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Premier Solutions Standard (Series A-II) | GoldmanSachsLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(6.57%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	9.03%
Premier Solutions Standard (Series A-II) | GoldmanSachsMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(10.65%)
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	9.65%
Premier Solutions Standard (Series A-II) | GoldmanSachsSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(15.02%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	8.29%
Premier Solutions Standard (Series A-II) | GoldmanSachsSmallMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Small/Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(28.67%)
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Premier Solutions Standard (Series A-II) | InvescoAmericanValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(31.14%)
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Premier Solutions Standard (Series A-II) | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(7.72%)
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Premier Solutions Standard (Series A-II) | InvescoGrowthandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Growth and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(5.93%)
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Premier Solutions Standard (Series A-II) | MFSNewDiscoveryFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(29.81%)
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Premier Solutions Standard (Series A-II) | MFSResearchInternationalFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® Research International Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(17.52%)
Average Annual Total Returns, 5 Years [Percent]	2.62%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Premier Solutions Standard (Series A-II) | MFSTechnologyFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	MFS® Technology Fund - Class R3* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(36.20%)
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	13.64%
Premier Solutions Standard (Series A-II) | MFSValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(6.14%)
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	10.90%
Premier Solutions Standard (Series A-II) | NeubergerBermanSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(18.77%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Premier Solutions Standard (Series A-II) | PGIMJennisonNaturalResourcesFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	24.50%
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	2.61%
Premier Solutions Standard (Series A-II) | PioneerDisciplinedValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Pioneer Disciplined Value Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(9.68%)
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Premier Solutions Standard (Series A-II) | PutnamInternationalCapitalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Putnam International Capital Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	The Putnam Advisory Company, LLC; Putnam Investments Limited
Current Expenses [Percent]	1.58%
Average Annual Total Returns, 1 Year [Percent]	(18.01%)
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	4.49%
Premier Solutions Standard (Series A-II) | TempletonGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(11.71%)
Average Annual Total Returns, 5 Years [Percent]	(0.75%)
Average Annual Total Returns, 10 Years [Percent]	3.98%
Premier Solutions Standard (Series A-II) | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.